Accounts Receivable, Net - Schedule of Accounts Receivable (Details)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 9,529,968	$ 1,224,947	$ 8,616,667
Less: Provision for credit losses	(806)	(104)	(225)	$ (29)	$ (241,959)
Accounts receivable, net	$ 9,529,162	$ 1,224,843	$ 8,616,442